UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10549

        Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY) September 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 23.6% (15.9% of Total Investments)
$700	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon	No Opt. Call	AA-	$705,782
	University, Series 2002, 5.450%, 3/01/27
1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	1,114,800
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
800	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata	10/15 at 102.00	N/R	777,752
	University, Series 2005, 5.500%, 10/15/25
325	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College, Series	10/11 at 100.00	BBB-	341,263
	2001, 6.000%, 10/01/31
1,435	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	AAA	1,571,741
	2003, 5.250%, 8/01/17 - FGIC Insured
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, Series	7/11 at 101.00	AAA	2,071,440
	2001, 5.000%, 7/15/31 - MBIA Insured
5,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/12	No Opt. Call	AA	5,520,050
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning	1/13 at 102.00	BBB-	521,721
	Partners, Series 2005A, 5.375%, 7/01/36
1,000	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa3	1,089,800
	Bucknell University, Series 2002A, 5.250%, 4/01/20

	Healthcare - 13.2% (8.9% of Total Investments)
295	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General	4/15 at 100.00	Baa2	296,342
	Hospital, Series 2005A, 5.125%, 4/01/35
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny
	Health System, Series 2000B:
100	9.250%, 11/15/22	11/10 at 102.00	B1	120,135
300	9.250%, 11/15/30	11/10 at 102.00	B1	359,064
2,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue	5/08 at 101.00	AA-	2,080,720
	Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27
120	Jeannette Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Jeannette District	11/06 at 102.00	BB-	118,921
	Memorial Hospital, Series 1996A, 6.000%, 11/01/18
600	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke's Hospital	8/13 at 100.00	BBB	621,174
	of Bethlehem, Series 2003, 5.375%, 8/15/33
20	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System, Series	1/11 at 101.00	Aa3	21,926
	2001A, 6.000%, 1/15/31
465	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania	8/15 at 100.00	AAA	503,990
	Health Services, Series 2005B, 5.000%, 8/15/16 - FGIC Insured
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	11/05 at 100.00	BBB	1,008,900
	Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1	236,426
	Series 2004B, 5.375%, 11/15/34
1,450	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital	6/12 at 101.00	A3	1,593,608
	Project, Series 2002, 6.250%, 6/01/22
	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2001:
25	6.150%, 1/01/21	1/12 at 100.00	BBB+	27,135
600	6.250%, 1/01/32	1/12 at 100.00	BBB+	647,640

	Housing/Multifamily - 0.2% (0.1% of Total Investments)
120	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds,	5/15 at 102.00	Baa2	121,372
	Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35

	Industrials - 5.8% (3.9% of Total Investments)
3,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,	7/12 at 101.00	AAA	3,338,550
	5.500%, 7/01/19 - AMBAC Insured

	Long-Term Care - 4.9% (3.3% of Total Investments)
1,155	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennswood Village	10/12 at 101.00	BBB+	1,225,802
	Project, Series 2002A, 6.000%, 10/01/34
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley	1/13 at 101.00	N/R	1,096,080
	Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25
285	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant	12/14 at 100.00	N/R	285,533
	View Retirement Community, Series 2005A, 5.300%, 12/15/26
260	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services	6/08 at 100.00	BB+	256,602
	Inc., Series 1998A, 5.250%, 6/01/14

	Materials - 3.2% (2.2% of Total Investments)
1,000	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	No Opt. Call	BBB+	1,087,860
	Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National	11/08 at 102.00	N/R	796,140
	Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

	Tax Obligation/General - 18.3% (12.3% of Total Investments)
500	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005C-57, 5.250%, 11/01/13 - FGIC	No Opt. Call	AAA	554,270
	Insured
500	Bucks County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 6/01/17 (WI, settling	6/15 at 100.00	Aa2	538,285
	10/18/05)
1,740	Butler County, Pennsylvania, Butler Area School District, General Obligation Bonds, Series 2002A,	10/12 at 100.00	AAA	1,893,729
	5.375%, 10/01/26 - FGIC Insured
625	Delaware County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/20 (WI, settling	10/15 at 100.00	AA	670,513
	10/12/05)
	Greensburg Salem School District, Westmoreland County, Pennsylvania, General Obligation Refunding
	Bonds, Series 2002:
725	5.375%, 9/15/15 - FGIC Insured	9/12 at 100.00	AAA	799,588
1,000	5.375%, 9/15/16 - FGIC Insured	9/12 at 100.00	AAA	1,102,880
4,280	Lehigh County, Pennsylvania, General Obligation Bonds, Series 2001, 5.000%, 11/15/15	11/11 at 100.00	Aa3	4,605,366
1,100	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2002B, 0.000%, 11/15/21 - MBIA	11/12 at 57.97	Aaa	470,624
	Insured

	Tax Obligation/Limited - 31.8% (21.4% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project,	No Opt. Call	N/R	1,040,490
	Series 2004, 5.600%, 7/01/23
4,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series	No Opt. Call	AA-	4,544,280
	2002, 5.750%, 7/01/17
2,000	Grove City Area Hospital Authority, Mercer County, Pennsylvania, Revenue Bonds, County Guaranteed,	3/12 at 100.00	AAA	2,116,440
	Woodland Place Project, Series 2002, 5.400%, 3/01/31 - FGIC Insured
4,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J,	9/11 at 100.00	Aaa	4,229,600
	5.000%, 9/01/22 - MBIA Insured
1,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/13 at 100.00	AAA	1,100,960
	5.250%, 12/01/15 - MBIA Insured
2,000	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series 2001B,	10/11 at 101.00	AAA	2,128,720
	5.125%, 10/01/26 - FSA Insured
	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood
	Transformation Initiative, Series 2002A:
1,000	5.500%, 4/15/18 - FGIC Insured	4/12 at 100.00	AAA	1,098,540
1,750	5.500%, 4/15/22 - FGIC Insured	4/12 at 100.00	AAA	1,919,785
250	Southeastern Transportation Authority, Pennsylvania, Special Revenue Bonds, Series 1999A, 5.250%,	3/09 at 101.00	AAA	266,908
	3/01/16 - FGIC Insured

	Transportation - 6.2% (4.2% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds, Series	7/13 at 100.00	A2	140,373
	2003, 5.250%, 7/01/17
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station	6/12 at 102.00	A	1,065,210
	Parking Garage, Series 2002, 5.875%, 6/01/33 (Alternative Minimum Tax) - ACA Insured
1,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%, 7/15/18 -	No Opt. Call	AAA	1,347,060
	FSA Insured
1,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series	1/13 at 100.00	Aaa	1,025,910
	2003A, 5.000%, 1/01/28 (Alternative Minimum Tax) - AMBAC Insured

	U.S. Guaranteed *** - 22.3% (15.0% of Total Investments)
2,000	Adams County, Pennsylvania, General Obligation Bonds, Series 2001, 5.500%, 11/15/26 (Pre-refunded	5/11 at 100.00	AAA	2,214,920
	to 5/15/11) - FGIC Insured
170	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds, Series	7/13 at 100.00	A2***	187,308
	2003, 5.250%, 7/01/17 (Pre-refunded to 7/01/13)
275	Moon Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2004,	No Opt. Call	AAA	305,481
	5.250%, 11/15/13 - FSA Insured
1,000	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/15 (Pre-refunded to	9/11 at 101.00	AA***	1,093,130
	9/15/11)
2,945	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.500%, 7/15/33	7/11 at 101.00	AAA	3,292,039
	(Pre-refunded to 7/15/11) - AMBAC Insured
60	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA	No Opt. Call	AAA	73,198
	Insured
2,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	2,224,000
	2/01/31 (Pre-refunded to 2/01/12) - FSA Insured
3,170	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,565,584
	8/01/18 (Pre-refunded to 8/01/12) - FGIC Insured

	Utilities - 9.6% (6.5% of Total Investments)
2,135	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	2,292,734
	Refunding Bonds, Montgomery County Montenay Project, Series 2002A, 5.000%, 11/01/10 - MBIA Insured
315	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant	12/09 at 103.00	B+	338,789
	Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
2,420	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	2,605,614
	5.250%, 8/01/20 - FSA Insured
145	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	150,975
	5.000%, 9/01/26 - FSA Insured
160	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13 - AGC	No Opt. Call	AAA	172,674
	Insured

	Water and Sewer - 9.3% (6.3% of Total Investments)
4,500	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	AAA	4,773,330
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 (Alternative Minimum Tax) - FGIC
	Insured
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004,	7/14 at 100.00	AAA	634,263
	5.000%, 7/15/22 - FSA Insured

$80,255	Total Long-Term Investments (cost $81,117,405) - 148.4%			86,141,839

	Other Assets Less Liabilities - 0.7%			399,340

	Preferred Shares, at Liquidation Value - (49.1)%			(28,500,000)

	Net Assets Applicable to Common Shares - 100%			$58,041,179

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $81,250,124.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$5,071,928
Depreciation	(180,213)

Net unrealized appreciation of investments	$4,891,715

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.